Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tanaka Funds Inc
Entity Central Index Key	0001051219
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class R
Shareholder Report [Line Items]
Fund Name	TANAKA GROWTH FUND
Class Name	TANAKA Growth Fund
Trading Symbol	TGFRX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the TANAKA Growth Fund - TGFRX (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the fund at https://tanaka.com/tanaka-growth-fund. You can also request this information by contacting us at 1-877-4-TANAKA.
Additional Information Phone Number	1-877-4-TANAKA
Additional Information Email	https://tanaka.com/tanaka-growth-fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

TANAKA Growth Fund	$94	1.79%

*Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

management’s discussion of fund performance

The TANAKA Growth Fund was up 8.7% in its fiscal 2nd Quarter ending May 31st compared to gains of 14.0% and 10.5% for the Russell 3000 Growth index and the S&P 500.

Our top performers in the quarter included a mix of small-, mid-, and large-cap stocks across a variety of industries. Our largest biotech holding received approval for its ovarian cancer drug ahead of schedule, while a long-held pharmaceutical company was acquired at a 30% premium. Our lithium-ion battery producer and our cloud computing holding both saw accelerating revenue growth while our semiconductor and semi capital equipment companies continued to benefit from strong demand tied to AI data center spending. Partially offsetting gains were profit-taking in our basket of uranium and nuclear energy-related stocks after strong performance over the prior year while our financial stocks lagged due to regulatory concerns, private credit worries, and limited investor interest. A slower than expected conversion of new patients to revenue pressured one of our biotech holdings and our warehouse automation stock pulled back on valuation concerns despite continued revenue growth and a sizable backlog.

We continue to believe that today’s market environment, characterized by high index concentration, passive flows, momentum-driven leadership, and short-term investor focus, creates attractive opportunities for active investors willing to look through near-term volatility and take a longer-term view. Our portfolio strategy remains centered around three core secular themes: digital/AI transformation; healthcare innovation; and energy security, electrification, and industrial reshoring. We believe each theme is supported by a multi-year spending cycle, technological innovation, and strategic necessity, and provides opportunities to invest in Platform Growth companies whose value creation is less dependent on the macroeconomic backdrop. We also continue to look more broadly for companies across industries that have company-specific growth opportunities and have been overlooked by the market as well as more value-oriented stocks that can provide diversification and stability to the portfolio. We have been holding a higher-than-normal cash position this year, which gives us flexibility to prudently deploy capital into attractive long-term investments that we identify through our ongoing research efforts.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE FISCAL PERIOD ENDED MAY 31, 2026

FUND/INDEX	ONE YEAR	FIVE YEAR	TEN YEAR	VALUE
TANAKA Growth Fund	57.26%	15.85%	15.35%	$ 41,691
Russell 3000 Growth Index	29.11%	15.14%	18.39%	$ 54,148

Net Assets	$ 39,747,841
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 180,478
Investment Company, Portfolio Turnover	6.95%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$39,747,841	25	6.95%	$180,478

Holdings [Text Block]

portfolio illustrations (% of total investments)

The following chart gives a breakdown of the Fund’s portfolio of investments as of May 31, 2026. Sectors are based on Global Industry Classification Standard.

Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Argent Institutional Trust Co. Money Market Account	12.38%
2.	Corcept Therapeutics, Inc.	9.14%
3.	NVIDIA Corp.	7.41%
4.	United States Antimony Corp.	7.34%
5.	Nuvation Bio, Inc. Class A	5.83%
6.	NexGen Energy Ltd.	5.54%
7.	Aura Minerals, Inc.	5.49%
8.	Apple, Inc.	5.15%
9.	Intellia Therapeutics, Inc.	4.39%
10.	Applied Materials, Inc.	4.38%
	Total % of Net Assets	67.05%

Material Fund Change [Text Block]

HOW HAS THE FUND CHANGED

The Fund has changed its broad-based securities market index (benchmark index) from the Wilshire 2500 Growth Fund to the Russell 3000 Growth Index due to discontinuation of the Wilshire 2500 Growth Fund, effective December 31, 2025. The change in benchmark did not have any effect on the Fund’s investment objectives, strategies, or portfolio management.

Updated Prospectus Phone Number	1-877-4-TANAKA
Updated Prospectus Email Address	https://tanaka.com/tanaka-growth-fund